Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
Schedule of Investment
	Equity investments accounted for using the equity method(i)	Equity investments without readily determinable fair values (ii)	Total
	US$	US$	US$
Balance as of December 31, 2022	5,799,737	869,918	6,669,655
Disposal	-	(353,062)	(353,062)
Share of gain in equity method investee	4,832	-	4,832
Foreign exchange translation	(165,593)	(23,891)	(189,484)
Balance as of December 31, 2023	5,638,976	492,965	6,131,941
Additions	13,897,189	-	13,897,189
Transfer from the investment in subsidiary to equity investment	2,670,219	-	2,670,219
Share of gain in equity method investee	94,183	-	94,183
Foreign exchange translation	(390,525)	(13,467)	(403,992)
Balance as of December 31, 2024	21,910,042	479,498	22,389,540

(i)	Equity investments accounted for using equity method
(ii)	Equity investments without readily determinable fair value

Schedule of Condensed Financial Information

The Company summarizes the condensed financial information of the Group’s equity investments in Jiangsu Guomai under equity method as below:

	For the years ended December 31,
	2024	2023	2022
	US$	US$	US$

Revenue	10,794,434	9,141,200	7,128,205
Gross profit	1,284,680	1,421,801	960,094
Net income (loss)	113,092	333,760	18,660
	December 31, 2024	December 31, 2023
	US$	US$
Current assets	13,208,065	3,417,004
Non-current assets	7,980,514	7,888,311
Total assets	21,188,579	11,305,315

Current liabilities	7,036,173	6,616,673
Non-Current liabilities	-	-
Total liabilities	7,036,173	6,616,673